Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Note payable, net of discount	$ 0	$ 5,694
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	9,485,000	15,000,000
Common stock, shares outstanding	9,485,000	15,000,000